United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7193

(Investment Company Act File Number)

Federated Institutional Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 08/31/14

Date of Reporting Period: Quarter ended 11/30/13

Item 1. Schedule of Investments

Federated Intermediate Government/Corporate Fund (Effective January 31, 2014, Federated Short-Intermediate Total Return Bond Fund)
Portfolio of Investments
November 30, 2013 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—52.2%
		Basic Industry - Chemicals—1.1%
$990,000		Dow Chemical Co., Note, 8.55%, 5/15/2019	$1,282,265
250,000		Ecolab, Inc., Sr. Unsecd. Note, 4.35%, 12/8/2021	263,102
20,000		Praxair, Inc., 4.625%, 3/30/2015	21,114
50,000		RPM International, Inc., 6.50%, 2/15/2018	57,602
100,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	113,988
11,000		Rohm & Haas Co., 6.00%, 9/15/2017	12,643
		TOTAL	1,750,714
		Basic Industry - Metals & Mining—5.2%
1,000,000		Alcoa, Inc., 5.87%, 2/23/2022	1,024,020
785,000		Alcoa, Inc., Sr. Unsecd. Note, 5.40%, 4/15/2021	804,517
120,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	148,400
200,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 2.625%, 4/3/2017	202,869
710,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 8/1/2022	629,183
750,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 8.50%, 7/30/2020	789,375
50,000		BHP Billiton Finance (USA), Inc., Company Guarantee, 6.50%, 4/1/2019	60,753
50,000		Barrick Gold Corp., Sr. Unsecd. Note, 6.95%, 4/1/2019	58,743
50,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	51,789
750,000		Goldcorp, Inc., Sr. Unsecd. Note, 2.125%, 3/15/2018	737,221
1,450,000	[1,2]	Hyundai Steel Co., Sr. Unsecd. Note, Series 144A, 4.625%, 4/21/2016	1,536,700
1,175,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.50%, 4/15/2023	1,155,442
100,000		Rio Tinto Finance USA Ltd., Sr. Unsecd. Note, 2.25%, 12/14/2018	100,630
1,000,000		Southern Copper Corp., Sr. Unsecd. Note, 3.50%, 11/8/2022	928,896
		TOTAL	8,228,538
		Basic Industry - Paper—0.9%
1,200,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 10/1/2019	1,479,518
		Capital Goods - Aerospace & Defense—0.6%
895,000	[1,2]	Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 9/16/2023	899,475
25,000		Rockwell Collins, Inc., Sr. Unsecd. Note, 3.10%, 11/15/2021	24,360
		TOTAL	923,835
		Capital Goods - Building Materials—0.6%
625,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	712,500
200,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	226,862
		TOTAL	939,362
		Capital Goods - Construction Machinery—0.0%
25,000		Caterpillar, Inc., 7.00%, 12/15/2013	25,051
		Capital Goods - Diversified Manufacturing—0.3%
15,000		Dover Corp., Note, 5.45%, 3/15/2018	17,200
10,000		Emerson Electric Co., 4.875%, 10/15/2019	11,448
250,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 3.50%, 1/13/2017	263,706
50,000		Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	59,325
40,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.00%, 2/15/2067	35,700
		TOTAL	387,379
		Capital Goods - Environmental—0.1%
50,000		Republic Services, Inc., Company Guarantee, 5.25%, 11/15/2021	55,252

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Capital Goods - Environmental—continued
$50,000		Waste Management, Inc., 7.375%, 3/11/2019	$60,947
		TOTAL	116,199
		Capital Goods - Packaging—0.3%
500,000		Rock-Tenn Co., Sr. Unsecd. Note, 4.00%, 3/1/2023	486,353
		Communications - Media Noncable—0.7%
969,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.25%, 11/15/2017	962,926
195,000	[1,2]	News America, Inc., Sr. Unsecd. Note, Series 144A, 4.00%, 10/1/2023	195,443
		TOTAL	1,158,369
		Communications - Telecom Wireless—2.0%
1,000,000		America Movil S.A.B. de C.V., 3.125%, 7/16/2022	932,549
75,000		America Movil S.A.B. de C.V., Note, 5.75%, 1/15/2015	79,061
200,000		American Tower Corp., Sr. Unsecd. Note, 3.40%, 2/15/2019	203,169
800,000		American Tower Corp., Sr. Unsecd. Note, 4.50%, 1/15/2018	863,226
1,075,000		Telefonaktiebolaget LM Ericsson, Sr. Unsecd. Note, 4.125%, 5/15/2022	1,060,889
		TOTAL	3,138,894
		Communications - Telecom Wirelines—1.2%
60,000		CenturyLink, Inc., Sr. Note, Series Q, 6.15%, 9/15/2019	63,450
520,000		Orange SA, Sr. Unsecd. Note, 5.375%, 7/8/2019	586,946
95,000		Rogers Communications, Inc., Company Guarantee, 6.80%, 8/15/2018	114,080
1,000,000		Verizon Communications, Inc., Sr. Unsecd. Note, 3.65%, 9/14/2018	1,064,122
		TOTAL	1,828,598
		Consumer Cyclical - Automotive—2.5%
250,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, 2.95%, 1/11/2017	259,424
150,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, Series 144A, 1.875%, 1/11/2018	149,456
400,000		Ford Motor Co., Sr. Unsecd. Note, 4.75%, 1/15/2043	358,767
1,250,000		Ford Motor Credit Co., Sr. Unsecd. Note, 2.375%, 1/16/2018	1,267,566
500,000		Ford Motor Credit Co., Sr. Unsecd. Note, 3.00%, 6/12/2017	523,051
250,000	[1,2]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.875%, 8/9/2018	254,142
1,000,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, 3.50%, 4/3/2018	1,031,748
		TOTAL	3,844,154
		Consumer Cyclical - Entertainment—0.4%
125,000		Time Warner, Inc., Company Guarantee, 6.875%, 6/15/2018	150,742
250,000		Time Warner, Inc., Sr. Unsecd. Note, 3.40%, 6/15/2022	244,352
70,000		Viacom, Inc., 2.50%, 9/1/2018	70,948
100,000		Walt Disney Co., Sr. Unsecd. Note, Series MTN, 3.75%, 6/1/2021	103,967
		TOTAL	570,009
		Consumer Cyclical - Lodging—0.8%
1,119,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	1,177,747
75,000		Marriott International, Inc., Sr. Unsecd. Note, 3.00%, 3/1/2019	76,335
		TOTAL	1,254,082
		Consumer Cyclical - Retailers—0.3%
500,000		Advance Auto Parts, Inc., 4.50%, 12/1/2023	500,348
		Consumer Cyclical - Services—0.4%
500,000		Expedia, Inc., Company Guarantee, 5.95%, 8/15/2020	540,844
		Consumer Non-Cyclical - Food/Beverage—1.9%
1,250,000		ConAgra Foods, Inc., Sr. Unsecd. Note, 3.20%, 1/25/2023	1,170,246
300,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	303,663
1,000,000	[1,2]	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.20%, 4/9/2023	921,755
150,000	[1,2]	Pernod-Ricard SA, Sr. Unsecd. Note, 4.25%, 7/15/2022	151,274

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Food/Beverage—continued
$10,000		The Coca-Cola Co., Sr. Unsecd. Note, Series WI, 1.80%, 9/1/2016	$10,303
475,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.50%, 6/15/2022	484,184
		TOTAL	3,041,425
		Consumer Non-Cyclical - Health Care—2.6%
1,300,000		CareFusion Corp., Sr. Unsecd. Note, 6.375%, 8/1/2019	1,494,789
980,000		Express Scripts, Inc., Sr. Unsecd. Note, 7.25%, 6/15/2019	1,202,146
140,000		Laboratory Corp. of America Holdings, Sr. Unsecd. Note, 3.75%, 8/23/2022	135,520
1,100,000		Life Technologies Corp., Sr. Note, 6.00%, 3/1/2020	1,254,824
		TOTAL	4,087,279
		Consumer Non-Cyclical - Supermarkets—0.1%
100,000		Kroger Co., Note, 6.80%, 12/15/2018	120,642
		Consumer Non-Cyclical - Tobacco—0.3%
15,000		Altria Group, Inc., 9.25%, 8/6/2019	20,025
350,000		Altria Group, Inc., Sr. Unsecd. Note, 4.00%, 1/31/2024	345,299
50,000		Philip Morris International, Inc., 5.65%, 5/16/2018	58,319
		TOTAL	423,643
		Energy - Independent—0.1%
70,000		Devon Energy Corp., 6.30%, 1/15/2019	82,079
		Energy - Integrated—1.6%
1,000,000		BP Capital Markets PLC, Sr. Unsecd. Note, 3.994%, 9/26/2023	1,023,027
450,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.95%, 4/15/2022	454,739
1,000,000		Petrobras International Finance Co., Sr. Unsecd. Note, 5.375%, 1/27/2021	1,007,790
90,000		Phillips 66, Sr. Unsecd. Note, 1.95%, 3/5/2015	91,483
		TOTAL	2,577,039
		Energy - Oil Field Services—1.5%
275,000		Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	289,317
1,000,000		Nabors Industries, Inc., Sr. Unsecd. Note, 4.625%, 9/15/2021	1,008,635
300,000	[1,2]	Nabors Industries, Inc., Sr. Unsecd. Note, Series 144A, 5.10%, 9/15/2023	302,937
665,000		Weatherford International Ltd., 6.00%, 3/15/2018	757,818
		TOTAL	2,358,707
		Energy - Refining—0.4%
300,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 5.125%, 3/1/2021	327,894
200,000		Valero Energy Corp., 9.375%, 3/15/2019	260,485
		TOTAL	588,379
		Financial Institution - Banking—9.0%
90,000		Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 3/28/2016	96,927
5,000		Bank of America Corp., Sr. Note, 5.375%, 6/15/2014	5,128
50,000		Bank of America Corp., Sr. Note, 7.375%, 5/15/2014	51,520
500,000		Bank of America Corp., Sr. Unsecd. Note, 7.625%, 6/1/2019	625,850
1,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.00%, 1/11/2018	1,004,028
250,000		Capital One Bank, Sr. Unsecd. Note, Series BKNT, 2.15%, 11/21/2018	250,383
1,200,000		Capital One Bank, Sub. Note, 3.375%, 2/15/2023	1,130,210
50,000		Citigroup, Inc., Sr. Note, 5.375%, 8/9/2020	56,778
100,000		Citigroup, Inc., Sr. Unsecd. Note, 4.45%, 1/10/2017	109,165
400,000		Citigroup, Inc., Sub. Note, 4.05%, 7/30/2022	397,348
100,000		City National Corp., Sr. Unsecd. Note, 5.25%, 9/15/2020	107,561
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.625%, 1/22/2023	485,706
250,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.25%, 7/27/2021	275,395
1,125,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.75%, 1/24/2022	1,271,290

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$1,000,000		HSBC USA, Inc., Sr. Unsecd. Note, 1.625%, 1/16/2018	$996,736
1,010,000		Huntington Bancshares, Inc., Sub. Note, 7.00%, 12/15/2020	1,196,034
200,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.20%, 1/25/2023	190,036
1,200,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.50%, 1/24/2022	1,275,448
100,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 6.30%, 4/23/2019	119,217
725,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	675,067
1,000,000		Merrill Lynch & Co., Inc., Sub., 5.70%, 5/2/2017	1,115,534
1,130,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 5.95%, 12/28/2017	1,305,045
500,000		Morgan Stanley, Sub. Note, 4.10%, 5/22/2023	482,793
300,000	[1,2]	Santander US Debt SA Unipersonal, Bank Guarantee, Series 144A, 3.781%, 10/7/2015	309,897
45,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 3.60%, 4/15/2016	47,691
250,000		Union Bank, N.A., Sr. Unsecd. Note, 2.625%, 9/26/2018	256,817
350,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 4.60%, 4/1/2021	385,810
		TOTAL	14,223,414
		Financial Institution - Brokerage—1.3%
10,000		Janus Capital Group, Inc., Sr. Note, 6.70%, 6/15/2017	11,328
725,000		Jefferies Group LLC, Sr. Unsecd. Note, 5.125%, 1/20/2023	739,989
730,000		Legg Mason, Inc., Sr. Unsecd. Note, 5.50%, 5/21/2019	814,814
500,000		NASDAQ OMX Group, Inc., Sr. Unsecd. Note, 5.55%, 1/15/2020	542,452
		TOTAL	2,108,583
		Financial Institution - Finance Noncaptive—2.2%
143,000		American Express Co., 2.65%, 12/2/2022	134,204
1,250,000		Discover Bank, Sr. Unsecd. Note, 2.00%, 2/21/2018	1,243,104
1,000,000	[1,2]	General Electric Capital Corp. & LJ VP Holdings LLC, Sr. Unsecd. Note, Series 144A, 3.80%, 6/18/2019	1,061,667
290,000		General Electric Capital Corp., 5.625%, 5/1/2018	336,838
100,000		General Electric Capital Corp., Sr. Unsecd. Note, 2.90%, 1/9/2017	104,974
500,000		General Electric Capital Corp., Sr. Unsecd. Note, 4.65%, 10/17/2021	548,197
		TOTAL	3,428,984
		Financial Institution - Insurance - Health—0.1%
75,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 6.00%, 2/15/2018	87,852
		Financial Institution - Insurance - Life—3.4%
750,000		Aflac, Inc., Sr. Unsecd. Note, 3.625%, 6/15/2023	732,461
325,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	328,881
500,000		American International Group, Inc., Sr. Unsecd. Note, 6.40%, 12/15/2020	596,498
1,000,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 5.375%, 3/15/2017	1,115,485
1,000,000		Lincoln National Corp., Sr. Secd. Note, 8.75%, 7/1/2019	1,301,066
150,000		MetLife, Inc., Sr. Unsecd. Note, Series A, 6.817%, 8/15/2018	181,955
1,000,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.125%, 5/15/2023	949,020
210,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.30%, 9/15/2022	203,877
		TOTAL	5,409,243
		Financial Institution - Insurance - P&C—1.3%
25,000		ACE INA Holdings, Inc., 5.60%, 5/15/2015	26,796
350,000		CNA Financial Corp., Sr. Unsecd. Note, 7.35%, 11/15/2019	432,523
50,000		Chubb Corp., Sr. Note, 5.75%, 5/15/2018	58,340
30,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	32,764
750,000	[1,2]	Liberty Mutual Group, Inc., Series 144A, 4.95%, 5/1/2022	782,919
500,000	[1,2]	Liberty Mutual Group, Inc., Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2023	491,102
75,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, Series 144A, 5.75%, 3/15/2014	75,929
60,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	85,369

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Insurance - P&C—continued
$25,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	$27,407
		TOTAL	2,013,149
		Financial Institution - REITs—2.7%
500,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.90%, 6/15/2023	474,295
250,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2022	253,852
1,020,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	1,155,178
150,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.125%, 4/1/2019	160,038
700,000		Healthcare Trust of America, 3.70%, 4/15/2023	656,476
115,000		Liberty Property LP, 6.625%, 10/1/2017	133,028
600,000		ProLogis LP, Sr. Unsecd. Note, 3.35%, 2/1/2021	589,453
100,000		Regency Centers LP, Company Guarantee, 4.80%, 4/15/2021	105,242
50,000		Simon Property Group LP, 6.75%, 5/15/2014	50,606
650,000		UDR, Inc., Company Guarantee, 4.625%, 1/10/2022	677,084
		TOTAL	4,255,252
		Sovereign—0.3%
475,000		Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	479,004
		Technology—1.3%
500,000		BMC Software, Inc., 7.25%, 6/1/2018	525,625
1,140,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	1,332,806
50,000		Hewlett-Packard Co., Sr. Unsecd. Note, 3.30%, 12/9/2016	52,382
150,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	147,753
		TOTAL	2,058,566
		Transportation - Railroads—0.0%
25,000		Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	26,185
		Transportation - Services—0.3%
40,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Series 144A, 6.375%, 10/15/2017	46,528
150,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 2.75%, 3/15/2017	155,894
300,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.45%, 11/15/2018	300,313
		TOTAL	502,735
		Utility - Electric—2.8%
20,000		Consolidated Edison Co., Sr. Unsecd. Note, Series 06-C, 5.50%, 9/15/2016	22,478
1,000,000		Dominion Resources, Inc., Sr. Unsecd. Note, 8.875%, 1/15/2019	1,295,429
750,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.25%, 6/15/2022	727,967
250,000		FirstEnergy Corp., Sr. Unsecd. Note, 4.25%, 3/15/2023	233,175
100,000		FirstEnergy Solutions Corp., Company Guarantee, 6.05%, 8/15/2021	107,151
19,641	[1,2]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/1/2017	20,949
10,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.25%, 3/1/2018	11,439
450,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.20%, 6/15/2022	450,913
135,000		PSEG Power LLC, Sr. Unsecd. Note, 2.45%, 11/15/2018	135,706
1,000,000		TECO Finance, Inc., Company Guarantee, 5.15%, 3/15/2020	1,102,846
300,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	307,996
		TOTAL	4,416,049
		Utility - Natural Gas Distributor—0.9%
100,000		Atmos Energy Corp., 8.50%, 3/15/2019	129,979
1,200,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.75%, 3/1/2023	1,145,513
75,000		Sempra Energy, Sr. Unsecd. Note, 9.80%, 2/15/2019	100,666
25,000		Southern California Gas Co., 1st Mtg. Bond, 5.50%, 3/15/2014	25,349
		TOTAL	1,401,507

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Natural Gas Pipelines—0.7%
$600,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 4.20%, 9/15/2021	$611,897
40,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	44,984
300,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.90%, 2/1/2024	308,761
20,000		Enterprise Products Operating LLC, Company Guarantee, Series O, 9.75%, 1/31/2014	20,293
50,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/1/2021	56,036
50,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.85%, 2/15/2020	59,713
		TOTAL	1,101,684
		TOTAL CORPORATE BONDS (IDENTIFIED COST $81,430,964)	81,963,647
		COLLATERALIZED MORTGAGE OBLIGATIONS—7.4%
		Commercial Mortgage—7.2%
1,300,000		Citigroup Commercial Mortgage Trust 2013-GC11, Class B, 3.732%, 4/10/2046	1,246,412
1,420,000		Commercial Mortgage Pass-Through Certificates 2012-CR1, Class AM, 3.912%, 5/15/2045	1,439,295
2,525,000		Commercial Mortgage Pass-Through Certificates 2012-CR1, Class B, 4.612%, 5/15/2045	2,605,982
400,000		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class AM, 4.063%, 12/10/2044	411,655
175,000		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class B, 4.934%, 12/10/2044	186,400
750,000	[1,2]	Commercial Mortgage Trust 2013-CR8, Class B, 3.971%, 6/10/2046	733,618
2,735,000		GS Mortgage Securities Corp. II 2012-GCJ7, Class B, 4.74%, 5/10/2045	2,863,467
450,000		Morgan Stanley Capital I 2012-C4, Class AS, 3.773%, 3/15/2045	453,340
735,000	[1,2]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class B, 3.776%, 4/10/2046	713,418
195,000		UBS-Citigroup Commercial Mortgage Trust 2011-C1, Class A3, 3.595%, 1/10/2045	198,508
159,878	[1,2]	Wells Fargo Commercial Mortgage Trust 2010-C1, Class A1, 3.349%, 11/15/2043	168,069
300,000	[1,2]	Wells Fargo Commercial Mortgage Trust 2010-C1, Class A2, 4.393%, 11/15/2043	322,835
		TOTAL	11,342,999
		Government Agency—0.2%
319,427		Federal Home Loan Mortgage Corp. REMIC 3397 FC, 0.768%, 12/15/2037	322,264
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $11,702,358)	11,665,263
		COMMERCIAL MORTGAGE-BACKED SECURITy—1.1%
		Agency Commercial Mortgage-Backed Security—1.1%
1,900,000	[1,2]	FREMF Mortgage Trust 2013-K25, Series 2013-K25, Class B, 3.812%, 11/25/2045 (IDENTIFIED COST $1,917,709)	1,746,937
		GOVERNMENT AGENCy—1.0%
		Federal National Mortgage Association—1.0%
1,500,000		Federal National Mortgage Association, 1.250%, 9/28/2016 (IDENTIFIED COST $1,500,303)	1,527,112
		U.S. TREASURY—28.8%
14,482,860	[3]	U.S. Treasury Inflation-Protected Note, Series A-2022, 0.125%, 1/15/2022	14,175,861
10,000,000		United States Treasury Note, 1.000%, 3/31/2017	10,093,066
15,000,000		United States Treasury Note, 1.750%, 5/31/2016	15,500,830
5,500,000		United States Treasury Note, 1.875%, 6/30/2020	5,470,298
		TOTAL U.S. TREASURY (IDENTIFIED COST $45,972,152)	45,240,055
		INVESTMENT COMPANIES—9.2%[4]
1,017,790		Federated Mortgage Core Portfolio	9,984,519

Principal Amount or Shares			Value
		INVESTMENT COMPANIES—continued[4]
$4,513,337	[5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.07%	$4,513,337
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $14,538,408)	14,497,856
		TOTAL INVESTMENTS—99.7% (IDENTIFIED COST $157,061,894)[6]	156,640,870
		OTHER ASSETS AND LIABILITIES - NET—0.3%[7]	527,762
		TOTAL NET ASSETS—100%	$157,168,632
At November 30, 2013, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
[8]United States Treasury Bond, Long Short Futures	114	$14,905,500	March 2014	$(26,975)
[8]United States Treasury Bond, Ultra Short Futures	64	$8,904,000	March 2014	$(48,644)
[8]United States Treasury Notes, 5-Year Long Futures	99	$11,971,266	March 2014	$4,418
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(71,201)
The average notional value of long and short futures contracts held by the Fund throughout the period was $3,992,094 and $25,262,932, respectively. This is based on amounts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities - Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2013, these restricted securities amounted to $13,223,423, which represented 8.4% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At November 30, 2013, these liquid restricted securities amounted to $13,223,423, which represented 8.4% of total net assets.
3	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding long and short futures contracts.
4	Affiliated holdings.
5	7-day net yield.
6	At November 30, 2013, the cost of investments for federal tax purposes was $157,061,894. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $421,024. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,063,377 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,484,401.
7	Assets, other than investments in securities, less liabilities.
8	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2013.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 – Quoted Prices and Investments in Investment Companies	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$81,963,647	$—	$81,963,647
Collateralized Mortgage Obligations	—	11,665,263	—	11,665,263
Commercial Mortgage-Backed Security	—	1,746,937	—	1,746,937
Government Agency	—	1,527,112	—	1,527,112
U.S. Treasury	—	45,240,055	—	45,240,055
Investment Companies	14,497,856	—	—	14,497,856
TOTAL SECURITIES	$14,497,856	$142,143,014	$—	$156,640,870
OTHER FINANCIAL INSTRUMENTS*	$(71,201)	$—	$—	$(71,201)
*	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
MTN	—Medium Term Note
REIT(s)	—Real Estate Investment Trust(s)
REMIC	—Real Estate Mortgage Investment Conduit

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Institutional Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date January 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date January 24, 2014

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date January 24, 2014